SHAREHOLDER'S CAPITAL - Share-based Payment Arrangements (Details) $ / shares in Units, $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 Option $ / shares shares	Dec. 31, 2020 Option $ / shares shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($) Option $ / shares shares	Dec. 31, 2019 CAD ($)	Mar. 05, 2020 Option $ / shares shares	Mar. 05, 2020 Option $ / shares shares	Dec. 31, 2019 Option $ / shares
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Number of share options outstanding in share-based payment arrangement | Option			19,643,184	19,643,184		19,643,184				0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares			$ 28.05	$ 28.05		$ 28.05				$ 0
Number of subordinate voting shares reserved for issuance under share-based payment plans | shares			32,636,339	32,636,339		32,636,339
Compensation expense related to share-based payment arrangements	$ 18.8	$ 2.0			$ 37.9		$ 14.5
IPO, stock price (in dollars per share) | $ / shares								$ 19.00
Subordinated voting shares
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Number of shares reserved for issuance as percent			10.00%
Legacy Option Shares | Subordinated voting shares
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Number of shares issued (in shares) | shares								3,203,925	3,203,925
Share Options
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Compensation expense related to share-based payment arrangements	$ 18.8	$ 2.0			30.5		$ 14.5
RSUs
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Compensation expense related to share-based payment arrangements					6.9
Number of other equity instruments granted				1,524,358		1,524,358
Awards Vesting Percentage			33.30%
IPO, stock price (in dollars per share) | $ / shares			$ 19.00	$ 19.00		$ 19.00
DSUs
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Compensation expense related to share-based payment arrangements					0.5
Number of other equity instruments granted				18,248		18,248
IPO, stock price (in dollars per share) | $ / shares			$ 19.00	$ 19.00		$ 19.00
Legacy Stock Option Plan
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Number of share options outstanding in share-based payment arrangement | Option			0	0		0		159,468,329	159,468,329
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares									$ 1.00
Vesting Percentage			0.33%
Compensation expense related to share-based payment arrangements					8.2
LTIP
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Compensation expense related to share-based payment arrangements					$ 22.3